Debt - Long-Term Debt at Book Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
2015	$ 12	$ 16
2016	510
2017	392
2018	754
2019	948
Due after 5 years	1,375
Amount outstanding	$ 3,991	$ 3,297